CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (11,505)	$ (15,740)
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	3,128	3,692
Stock-based compensation	144	256
Decrease (increase) in deferred tax	(125)	3,913
Decrease (increase) in accounts receivables, net	413	(1,004)
Decrease (increase) in other current assets	(10)	1,748
Decrease in inventories, net	523	1,707
Decrease (increase) in other assets, net		1,807
Increase (decrease) in accounts payables	53	(2,069)
Increase (decrease) in employees and payroll accruals	456	(2,137)
Decrease in accrued severance pay	(6)
Increase (decrease) in accrued expenses and other liabilities, related parties and liability for earnout	(731)	1,411
Net cash used in operating activities	(7,660)	(6,416)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(414)	(283)
Purchase of Intangible assets	0	(21)
Capitalization of software development costs	(760)	(1,173)
Decrease (Increase) in severance pay fund	(1)	(42)
Restricted bank deposits, net
Net cash used in investing activities	(1,175)	(1,519)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank loan, net		(738)
Related parties	2,218	(1,737)
Originator costs for long term Debt		(280)
Long-term Debt, Net	5,008	9,417
Receivable on account of share purchase	58
Capital Investment		2,070
Payment of liability for future earn-out in business combination	(60)	(96)
Proceeds from exercise of options and warrants, net	20
Net cash provided by (used in) financing activities	7,244	8,636
Increase (decrease) in cash, cash equivalents, and restricted cash	(1,591)	701
Cash, cash equivalents, and restricted cash - beginning of year	2,801	2,100
Cash, cash equivalents, and restricted cash - end of year	$ 1,210	$ 2,801